SIGNIFICANT ACCOUNTING POLICIES (Schedule of Net Income Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accounting Policies [Abstract]
Net income for basic earnings per share	$ 133,114	$ 82,002
Amortization of debt issuance costs related to the Convertible Notes, net of tax	500	567
Net income for diluted earnings per share	$ 133,614	$ 82,569
Basic weighted-average shares outstanding	29,315	29,018
Dilutive effect of share-based compensation	357	522
Dilutive effect of Convertible Senior Notes	2,358	2,681
Diluted weighted average shares outstanding	32,030	32,221
Earnings per share:
Basic	$ 4.54	$ 2.83
Diluted	$ 4.17	$ 2.56